Prepayments, Deposits and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepayments, Deposits and Other Current Assets [Abstract]
Schedule of Prepayments, Deposits and Other Current Assets	Prepayments, deposits and other current assets consisted of the following:
	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Deposits to software developer	$7,858	$5,648
Prepayments to suppliers	51	11
Prepayments to potential companies	3,000	3,000
Prepaid service fee	1,000	1,000
Other current assets	72	66
Total	$11,981	$9,725